Taxes (Details Narrative) - USD ($)		6 Months Ended
	Dec. 29, 2017	Mar. 31, 2025	Mar. 31, 2024
Operating Loss Carryforwards [Line Items]
Income tax rate		25.00%
Significant Change in Unrecognized Tax Benefits, Nature of Event	On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the Company’s Hong Kong subsidiary, Shanyou HK, the first HK$2.0 million assessable profits will be subject to an 8.25% lower tax rate and the remaining taxable income will continue to be taxed at the existing 16.5% tax rate
Unrecognized uncertain tax positions		$ 0	$ 0
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate		16.50%